NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
	December 31,
	2013	2012

Balance at the beginning of the year	$12,337	$5,544
Provision during the year	18,886	14,550
Bad debts written off	(9,943)	(7,757)
Balance at the end of the year	$21,280	$12,337

Carrying amount of the performing and non-performing finance receivables

The carrying amount of the past due and undue finance receivables as of December 31, 2013 and 2012 were as follows:

December 31, 2013	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$390,099	$—	$390,099
Accounts receivables	2,988	24,943	27,931
	$393,087	$24,943	$418,030

December 31, 2012	Undue	Past due	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivables	3,025	29,931	32,956
	$237,977	$29,931	$267,908

Impaired Financing Receivables

The carrying amount of the impaired finance receivables as of December 31, 2013 and 2012 were as follows:

December 31, 2013	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$6,414	$389	$6,025
Accounts receivables	39,036	20,891	18,145
	$45,450	$21,280	$24,170

December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivables	29,716	12,041	17,675
	$34,800	$12,337	$22,463

Age analysis of overdue receivables
	December 31,
	2013	2012

Less than 90 days	$23,504	$19,103
Over 90 days	22,330	22,869
	45,834	41,972
Less: allowance for credit losses	(20,891)	(12,041)
Total	$24,943	$29,931